INCOME TAXES - Components of the Provision for the Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Current income tax expense :
Current year	$ 56.7	$ 74.0
Prior years' tax adjustments	(2.7)	68.2
Deferred income tax expense (recovery):
Tax benefit not previously recognized used to reduce the deferred tax expense	(6.8)	18.3
Origination and reversal of temporary differences	51.5	(233.3)
Income tax expense (recovery)	$ 98.7	$ (72.8)